TAXES ON INCOME	12 Months Ended
Dec. 31, 2023
Taxes On Income
TAXES ON INCOME

NOTE 17 - TAXES ON INCOME:

1.	The Company is incorporated and domiciled in Ireland where the applicable tax rate is 12.5%.
2.	Theoretical tax:

	December 31, 2023	December 31, 2022	December 31, 2021
Reconciliation of income tax at the statutory rate
Loss before income tax	(20,989)	(6,184)	(4,939)

Theoretical tax rate of 12.5%	(2,624)	(1,701)	(1,358)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible expenditure and others	3254	335	118
Unrecognized temporary differences and tax losses for which deferred tax weren’t recognized	(630)	1,366	1,240
Income tax / (benefit)	—	—	—

3.	As of December 31, 2023, the Group has estimated carry forward tax losses of approximately $45,095 (2022: $24,106 2021:$17,659) which may be carried forward and offset against taxable income for an indefinite period in the future. The Group did not recognize deferred tax assets relating to carry forward losses in the financial statements because their utilization in the foreseeable future is not probable.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)